united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 2/28/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2017
Shares		Value

	COMMON STOCK - 71.1%
	AIRLINES - 1.8%
31,000	American Airlines Group, Inc.	$ 1,437,160

	APPAREL - 1.9%
70,000	Under Armour, Inc. *	1,443,400

	AUTO MANUFACTURERS - 3.2%
100,000	Blue Bird Corp. *	1,700,000
65,000	Ford Motor Co.	814,450
		2,514,450
	BANKS - 4.6%
110,000	Bank of America Corp.	2,714,800
15,000	US Bancorp	825,000
		3,539,800
	COMMERCIAL SERVICES - 1.1%
64,990	Professional Diversity Network, Inc. *	857,868

	COMPUTERS - 2.0%
11,500	Apple, Inc.	1,575,385

	DIVERSIFIED FINANCIAL SERVICES - 6.9%
155,000	Janus Capital Group, Inc.	1,962,300
33,000	Lazard Ltd.	1,420,980
215,000	WisdomTree Investments, Inc.	1,958,650
		5,341,930
	ELECTRICAL COMPONENTS & EQUIPMENT - 6.2%
80,000	Graham Corp.	1,754,400
765,000	Orion Energy Systems, Inc. *	1,484,100
216,800	Pioneer Power Solutions, Inc. *	1,550,120
		4,788,620
	FOOD - 0.9%
24,000	Whole Foods Market, Inc.	736,080

	HOME BUILDERS - 1.8%
115,000	TRI Pointe Group, Inc. *	1,373,100

	HOUSEHOLD PRODUCTS/WARES - 4.3%
130,715	Acme United Corp.	3,378,983

	INTERNET - 2.0%
1,800	Alphabet, Inc. - Class A *	1,520,874

	LIMITED PARTNERSHIP - 4.5%
88,000	Blackstone Group LP - MLP	2,599,520
48,000	KKR & Co. LP - MLP	865,440
		3,464,960
	MEDIA - 5.6%
450,000	Lee Enterprises, Inc. *	1,170,000
24,000	Meredith Corp.	1,504,800
65,000	TEGNA, Inc.	1,665,950
		4,340,750

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017
Shares		Value

	MISCELLANEOUS MANUFACTURER - 3.6%
50,000	General Electric Co.	$ 1,490,500
50,000	Trinity Industries, Inc.	1,342,000
		2,832,500
	OIL & GAS - 2.3%
28,500	Murphy USA, Inc. *	1,815,450

	PHARMACEUTICALS - 3.7%
12,000	Johnson & Johnson	1,466,520
27,000	Zoetis, Inc. - Class A	1,439,370
		2,905,890
	REAL ESTATE - 2.0%
13,500	Jones Lang LaSalle, Inc.	1,548,450

	RETAIL - 4.3%
120,000	Denny's Corp. *	1,507,200
130,000	Wendy's Co.	1,812,200
		3,319,400
	SOFTWARE - 1.8%
23,000	Paychex, Inc.	1,412,660

	TELECOMMUNICATIONS - 4.0%
700,000	Alaska Communications Systems Group, Inc. *	1,169,000
75,000	Vodafone Group PLC - ADR	1,905,750
		3,074,750
	TRANSPORTATION - 2.6%
19,000	United Parcel Service, Inc. - Class B	2,009,440

	TOTAL COMMON STOCK (Cost - $44,978,534)	55,231,900

	PREFERRED STOCK - 3.8%
	BANKS - 1.2%
855,000	Citigroup, Inc. 5.95%	900,392

	PIPELINES - 1.9%
30,000	Kinder Morgan, Inc. 9.75%	1,461,000

	TRUCKING & LEASING - 0.7%
5,870	General Finance Corp., 9.00%	552,220

	TOTAL PREFERRED STOCK (Cost - $2,746,819)	2,913,612

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017
Par Value		Coupon Rate (%)	Maturity	Value

	CORPORATE BONDS - 9.4%
	BANKS - 1.1%
$ 835,000	Morgan Stanley	5.550 **	12/29/2049	$ 869,444

	COMMERCIAL SERVICES - 1.1%
800,000	ADT Corp.	6.250	10/15/2021	877,000

	ENTERTAINMENT - 1.2%
845,000	Churchill Downs, Inc.	5.375	12/15/2021	884,081

	ENVIRONMENTAL CONTROL - 1.1%
820,000	Covanta Holding Corp.	7.250	12/1/2020	842,755

	FOOD - 1.1%
850,000	B&G Foods, Inc.	4.625	6/1/2021	864,875

	MEDIA - 1.1%
850,000	TEGNA, Inc. ^	4.875	9/15/2021	869,125

	OIL & GAS SERVICES - 1.7%
1,300,000	Freeport-McMoran Oil & Gas LLC	6.625	5/1/2021	1,332,500

	RETAIL - 1.0%
713,000	Wendy's International LLC	7.000	12/15/2025	727,260

	TOTAL CORPORATE BONDS (Cost - $6,969,447)			7,267,040

	CONVERTIBLE BONDS - 1.0%
	TELECOMMUNICATIONS - 1.0%
809,000	Alaska Communications Systems Group, Inc. (Cost - $804,899)	6.250	5/1/2018	809,000

Shares	SHORT-TERM INVESTMENTS - 14.0%
	MONEY MARKET FUND - 14.0%
10,863,700	Fidelity Institutional Money Market Funds - Government Portfolio, 0.45% ***			10,863,700
	(Cost - $10,863,700)

	TOTAL INVESTMENTS - 99.3% (Cost - $66,363,399) (a)			$ 77,085,252
	OTHER ASSETS LESS LIABILITIES - NET - 0.7%			582,816
	NET ASSETS - 100.0%			$ 77,668,068

* Non-income producing security.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. This security had a market value of $869,125 and 1.1% of net assets.
** Variable rate security; interest rate shown reflects rate currently in effect.
***Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2017.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $66,311,653 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:		$ 13,705,476
		Unrealized depreciation:		(2,931,877)
		Net unrealized appreciation:		$ 10,773,599
ADR - American Depositary Receipt
MLP - Master Limited Partnership

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2017
Shares		Value

	COMMON STOCK - 91.5%
	APPAREL - 2.3%
153,699	Rocky Brands, Inc.	$ 1,659,949

	AUTO PARTS & EQUIPMENT - 3.4%
73,500	Douglas Dynamics, Inc.	2,451,225

	BUILDING MATERIALS - 2.4%
174,200	LSI Industries, Inc.	1,721,096

	CHEMICALS - 3.9%
84,220	Detrex Corp. # *	2,021,280
21,475	Oil-Dri Corporation of America	757,638
		2,778,918
	COMMERCIAL SERVICES - 7.1%
81,400	AstroNova, Inc.	1,102,970
50,000	BG Staffing, Inc.	655,500
41,000	Healthcare Services Group, Inc.	1,696,580
14,825	Landauer, Inc.	774,606
21,000	McGrath RentCorp	790,230
		5,019,886
	DIVERSIFIED FINANCIAL SERVICES - 3.0%
38,000	Westwood Holdings Group, Inc.	2,160,680

	ELECTRIC - 1.4%
16,000	MGE Energy, Inc.	1,023,200

	ENTERTAINMENT - 4.4%
135,300	National CineMedia, Inc.	1,735,899
65,000	Speedway Motorsports, Inc.	1,385,800
		3,121,699
	ENVIRONMENTAL CONTROL - 1.7%
119,500	Ecology and Environment, Inc.	1,195,000

	FOOD - 2.7%
119,300	Rocky Mountain Chocolate Factory, Inc.	1,296,791
20,000	Village Super Market, Inc. - Class A	592,200
		1,888,991
	FOREST PRODUCTS & PAPER - 2.7%
68,000	Orchids Paper Products Co.	1,938,680

	GAS - 1.4%
36,950	RGC Resources, Inc.	974,741

	HEALTHCARE - PRODUCTS - 1.4%
80,000	Meridian Bioscience, Inc.	1,028,000

	HEALTHCARE - SERVICES - 1.2%
39,700	Psychemedics Corp.	843,625

	HOME FURNISHINGS - 1.6%
22,376	Flexsteel Industries, Inc.	1,125,065

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017
Shares		Value

	HOUSEHOLD PRODUCTS/WARES - 3.0%
83,000	Acme United Corp.	$ 2,145,550

	INSURANCE - 2.2%
11,200	Kansas City Life Insurance Co.	534,240
351,800	Marketing Alliance, Inc. # *	1,032,534
		1,566,774
	INTERNET - 2.0%
47,000	New Media Investment Group, Inc.	725,210
123,000	PC-Tel, Inc.	688,800
		1,414,010
	LEISURE TIME - 3.6%
28,099	Bowl America, Inc.	416,006
166,000	Escalade, Inc.	2,158,000
		2,574,006
	MEDIA - 6.4%
327,506	A.H. Belo Corp.	2,063,288
73,000	Gannett Co., Inc.	636,560
110,000	Salem Media Group, Inc.	786,500
53,000	World Wrestling Entertainment, Inc. - Class A	1,111,940
		4,598,288
	MISCELLANEOUS MANUFACTURER - 2.5%
128,000	Myers Industries, Inc.	1,798,400

	OFFICE FURNISHINGS - 2.3%
65,056	Kewaunee Scientific Corp.	1,642,664

	REAL ESTATE - 2.2%
138,500	Farmland Partners, Inc.	1,581,670

	REITS - 5.6%
67,300	CatchMark Timber Trust, Inc. - Class A	726,840
35,000	Chatham Lodging Trust	701,050
176,000	Monmouth Real Estate Investment Corp.	2,569,600
		3,997,490
	RETAIL - 3.9%
69,200	Barnes & Noble, Inc.	678,160
100,000	PetMed Express, Inc.	2,106,000
		2,784,160
	SEMICONDUCTORS - 1.4%
46,800	Brooks Automation, Inc.	976,248

	SOFTWARE - 4.5%
202,000	American Software, Inc.	2,088,680
115,625	Simulations Plus, Inc.	1,115,781
		3,204,461
	TELECOMMUNICATIONS - 1.9%
44,000	Consolidated Communications Holdings, Inc.	992,200
243,952	RF Industries Ltd.	353,731
		1,345,931
	TEXTILES - 2.1%
187,000	Crown Crafts, Inc.	1,477,300

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017
Shares		Value

	WATER - 7.3%
25,100	Artesian Resources Corp.	$ 827,045
15,275	Connecticut Water Service, Inc.	871,439
85,500	Global Water Resources, Inc.	734,445
39,400	Middlesex Water Co.	1,483,410
34,975	York Water Co.	1,259,100
		5,175,439

	TOTAL COMMON STOCK (Cost - $54,671,595)	65,213,146

	PREFERRED STOCK - 2.8%
	DIVERSIFIED FINANCIAL SERVICES - 0.4%
10,000	Cowen Group, Inc., 8.25%	266,450

	HEALTHCARE - SERVICES - 1.0%
31,200	AdCare Health Systems, Inc., 10.875%	729,456

	RETAIL - 1.0%
28,000	TravelCenters of America LLC, 8.25%	714,000

	TRUCKING & LEASING - 0.4%
10,000	General Finance Corp., 8.125%	245,000

	TOTAL PREFERRED STOCK (Cost - $1,931,056)	1,954,906

	SHORT-TERM INVESTMENTS - 5.7%
	MONEY MARKET FUND - 5.7%
4,068,575	Dreyfus Treasury & Agency Cash Management Fund, 0.40% ** (Cost - $4,068,575)	4,068,575

	TOTAL INVESTMENTS - 100.0% (Cost - $60,671,226) (a)	$ 71,236,627
	OTHER ASSETS LESS LIABILITIES - NET - 0.0%	10,406
	NET ASSETS - 100.0%	$ 71,247,033

# Affiliated issuer.
* Illiquid security. At February 28, 2017, the securities amounted to 4.3% of net assets.
** Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2017.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $62,278,401 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 13,517,523
	Unrealized depreciation:	(4,559,297)
	Net unrealized appreciation:	$ 8,958,226
REITS - Real Estate Investment Trust

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2017
Shares		Value

	COMMON STOCK - 85.4%
	APPAREL - 4.0%
71,000	Perry Ellis International, Inc. *	$ 1,653,590
132,500	Rocky Brands, Inc.	1,431,000
		3,084,590
	AUTO MANUFACTURERS - 4.0%
182,000	Blue Bird Corp. *	3,094,000

	AUTO PARTS & EQUIPMENT - 2.8%
75,900	Motorcar Parts of America, Inc. *	2,153,283

	BEVERAGES - 2.1%
178,339	Reed's, Inc. *	704,439
448,700	Truett-Hurst, Inc. - Class A * #	951,244
		1,655,683
	BUILDING MATERIALS - 3.3%
259,000	LSI Industries, Inc.	2,558,920

	CHEMICALS - 4.6%
83,166	Detrex Corp. # <	1,995,984
125,000	Landec Corp. *	1,575,000
		3,570,984
	COMMERCIAL SERVICES - 5.4%
317,000	ARC Document Solutions, Inc. *	1,274,340
91,000	SP Plus Corp. *	2,934,750
		4,209,090
	DIVERSIFIED FINANCIAL SERVICES - 2.8%
151,000	Cowen Group, Inc. *	2,159,300

	ELECTRICAL COMPONENTS & EQUIPMENT - 5.5%
87,000	Graham Corp.	1,907,910
614,000	Orion Energy Systems, Inc. *	1,191,160
170,400	Pioneer Power Solutions, Inc. * <	1,218,360
		4,317,430
	ENVIRONMENTAL CONTROL - 3.1%
116,000	Ecology and Environment, Inc.	1,160,000
53,000	Heritage-Crystal Clean, Inc. *	789,700
94,353	Sharps Compliance Corp. *	439,685
		2,389,385
	HAND/MACHINE TOOLS - 3.1%
31,000	LS Starrett Co.	341,000
96,951	QEP Co., Inc. * <	2,035,971
		2,376,971
	HOME FURNISHINGS - 1.2%
18,000	Flexsteel Industries, Inc.	905,040

	HOUSEHOLD PRODUCTS/WARES - 7.1%
136,525	Acme United Corp.	3,529,171
60,000	Central Garden & Pet Co. *	2,025,000
		5,554,171
	INTERNET - 4.0%
122,600	1-800-Flowers.com, Inc. *	1,226,000
548,000	US Auto Parts Network, Inc. *	1,890,600
		3,116,600

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017
Shares		Value

	LEISURE TIME - 6.2%
48,254	Bowl America, Inc.	$ 714,401
149,428	Escalade, Inc.	1,942,564
62,000	Johnson Outdoors, Inc. - Class A	2,174,960
		4,831,925
	MACHINERY - DIVERSIFIED - 2.4%
24,800	Alamo Group, Inc.	1,863,720

	MEDIA - 3.2%
396,129	A. H. Belo Corp.	2,495,613

	METAL FABRICATE/HARDWARE - 2.6%
104,472	Eastern Co.	2,021,533

	MINING - 2.2%
23,000	United States Lime & Minerals, Inc.	1,751,680

	RETAIL - 7.4%
98,000	Boot Barn Holdings, Inc. *	1,006,460
187,200	Build-A-Bear Workshop, Inc. *	1,694,160
64,000	Movado Group, Inc.	1,552,000
228,000	TravelCenters of America LLC *	1,482,000
		5,734,620
	SOFTWARE - 3.4%
153,500	American Software, Inc.	1,587,190
110,000	InnerWorkings, Inc. *	1,068,100
		2,655,290
	TELECOMMUNICATIONS - 3.0%
97,220	Hawaiian Telcom Holdco, Inc. *	2,344,946

	TEXTILES - 1.1%
110,000	Crown Crafts, Inc..	869,000

	TRUCKING & LEASING - 0.9%
144,000	General Finance Corp. *	727,200

	TOTAL COMMON STOCK (Cost - $57,286,587)	66,440,974

	SHORT-TERM INVESTMENTS - 14.6%
	MONEY MARKET FUND - 14.6%
11,326,708	Dreyfus Treasury & Agency Cash Management Fund, 0.40% ** (Cost - $11,326,708)	11,326,708

	TOTAL INVESTMENTS - 100.0% (Cost - $68,613,295) (a)	$ 77,767,682
	OTHER ASSETS LESS LIABILITIES - NET - 0.0%	(22,508)
	NET ASSETS - 100.0%	$ 77,745,174

* Non-income producing security.
# Affiliated issuer.
< Illiquid security. At February 28, 2017, the securities amounted to 6.8% of net assets.
** Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2017.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $69,416,663 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 12,189,831
	Unrealized depreciation:	(3,838,812)
	Net unrealized appreciation:	$ 8,351,019

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2017
Shares				Value

	PREFERRED STOCK - 12.5%
	BANKS - 4.6%
6,500	Cititgroup Capital XIII, 7.409%			$ 171,275
10,000	GMAC Capital Trust I, 6.824%			257,200
5,000	PNC Financial Services Group, Inc., 6.125%			142,450
6,000	PrivateBancorp, Inc., 7.125%			154,740
6,000	US Bancorp, 6.50%			175,500
				901,165
	DIVERSIFIED FINANCIAL SERVICES - 0.8%
6,000	Cowen Group, Inc., 8.25%			159,870

	HEALTHCARE - SERVICES - 1.3%
11,000	AdCare Health Systems, Inc. 10.875%			257,180

	MISCELLANEOUS MANUFACTURER - 0.5%
4,000	General Electric Co., 4.875%			100,680

	PIPELINES - 2.5%
10,000	Kinder Morgan, Inc. 9.75%			487,000

	REITS - 1.6%
5,700	Public Storage, 5.20%			141,702
7,000	Vornado Realty Trust, 5.40%			169,050
				310,752
	RETAIL - 0.5%
4,000	TravelCenters of America LLC, 8.00%			101,400

	TRUCKING & LEASING - 0.7%
5,800	General Finance Corp., 8.125%			142,100

	TOTAL PREFERRED STOCK (Cost - $2,406,903)			2,460,147

Par Value		Coupon Rate (%)	Maturity

	CORPORATE BONDS - 75.8%
	ASSET BACKED SECURITIES - 0.1%
$ 12,846	GE Commercial Mortgage Corp. Series 2007-C1 Trust	5.543	12/10/2049	12,856

	AIRLINES - 2.7%
500,000	American Airlines Group, Inc.	6.125	6/1/2018	523,750

	APPAREL - 3.5%
375,000	Perry Ellis International, Inc.	7.875	4/1/2019	375,938
350,000	Under Armour, Inc.	3.250	6/15/2026	315,814
				691,752
	AUTO PARTS & EQUIPMENT - 2.3%
425,000	Goodyear Tire & Rubber Co.	5.125	11/15/2023	443,594

	BANKS - 1.3%
250,000	Wachovia Cap Trust III ^	5.570	3/29/2049	250,000

	BEVERAGES - 2.4%
250,000	Cott Beverages, Inc.	6.750	1/1/2020	258,750
200,000	Cott Beverages, Inc.	5.375	7/1/2022	205,750
				464,500

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017
Par Value		Coupon Rate (%)	Maturity	Value

	CHEMICALS - 1.7%
$ 350,000	CF Industries, Inc.	3.450	6/1/2023	$ 326,813

	COMMERCIAL SERVICES - 3.9%
250,000	ADT Corp.	6.250	10/15/2021	274,063
200,000	ADT Corp.	3.500	7/15/2022	190,750
300,000	RR Donnelley & Sons Co.	6.500	11/15/2023	303,000
				767,813
	COSMETICS & TOILETRIES - 0.5%
100,000	Edgewell Personal Care Co.	4.700	5/24/2022	104,557

	DIVERSIFIED FINANCIAL SERVICES - 3.1%
450,000	Jefferies Group LLC	8.500	7/15/2019	512,007
100,000	Synchrony Financial ^	2.438	11/9/2017	100,701
				612,708
	ENTERTAINMENT - 2.4%
400,000	Churchill Downs, Inc.	5.375	12/15/2021	418,500
55,000	National CineMedia LLC	6.000	4/15/2022	57,131
				475,631
	ENVIRONMENTAL CONTROL - 2.3%
35,000	Covanta Holding Corp.	7.250	12/1/2020	35,971
400,000	Covanta Holding Corp.	5.875	3/1/2024	407,000
				442,971
	FOOD - 9.5%
415,000	B&G Foods, Inc.	4.625	6/1/2021	422,263
428,000	Dean Holding Co.	6.900	10/15/2017	439,813
425,000	Ingles Markets, Inc.	5.750	6/15/2023	440,937
220,000	Post Holdings, Inc.	7.375	2/15/2022	228,195
325,000	TreeHouse Foods, Inc.	4.875	3/15/2022	337,187
				1,868,395
	HEALTHCARE - SERVICES - 2.5%
475,000	DaVita HealthCare Partners, Inc.	5.750	8/15/2022	496,969

	HOUSEHOLD PRODUCTS/WARES - 5.9%
550,000	ACCO Brands Corp. *	5.250	12/15/2024	558,250
550,000	Central Garden & Pet Co.	6.125	11/15/2023	589,875
				1,148,125
	LEISURE TIME - 1.1%
200,000	Royal Caribbean Cruises Ltd.	5.250	11/15/2022	224,940

	LODGING - 0.5%
100,000	Hilton Worldwide Finance Corp.	5.625	10/15/2021	102,975

	MEDIA - 7.0%
50,000	TEGNA, Inc.	5.125	7/15/2020	51,875
450,000	TEGNA, Inc.	6.375	10/15/2023	480,937
300,000	Lee Enterprises, Inc. *	9.500	3/15/2022	317,250
500,000	Time, Inc. *	5.750	4/15/2022	518,125
				1,368,187
	METAL FABRICATE/HARDWARE - 3.4%
650,000	Park-Ohio Industries, Inc.	8.125	4/1/2021	671,125

	OIL & GAS - 1.5%
50,000	Murphy Oil Corp.	4.000	6/1/2022	48,734
250,000	Murphy Oil Corp.	4.700	12/1/2022	246,250
				294,984

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017
Par Value		Coupon Rate (%)	Maturity	Value

	OIL & GAS SERVICES- 1.9%
$ 420,000	Bristow Group, Inc.	6.250	10/15/2022	$ 366,450

	RETAIL - 10.0%
350,000	Brinker International, Inc.	3.875	5/15/2023	333,375
400,000	Gap, Inc.	5.950	4/12/2021	427,129
350,000	L Brands, Inc.	8.500	6/15/2019	392,437
350,000	Sally Holdings LLC	5.750	6/1/2022	362,250
443,000	Wendy's International LLC	7.000	12/15/2025	451,860
				1,967,051
	TELECOMMUNICATIONS - 6.3%
500,000	Centurylink, Inc.	5.800	3/15/2022	516,875
400,000	Consolidated Communications, Inc.	6.500	10/1/2022	401,000
300,000	T-Mobile USA, Inc.	6.250	4/1/2021	310,398
				1,228,273

	TOTAL CORPORATE BONDS (Cost - $14,687,533)			14,854,419

	CONVERTIBLE BONDS - 1.3%
	PRIVATE EQUITY- 1.3%
250,000	Hercules Capital, Inc. * (Cost - $252,529)	4.375	2/1/2022	252,344

	GOVERNMENT & AGENCY OBLIGATIONS - 0.1%
	US GOVERNMENT & AGENCY OBLIGATIONS - 0.1%
10,253	Ginnie Mae II Pool (Cost - $10,336)	5.500	8/20/2017	10,304

Shares
	SHORT-TERM INVESTMENTS - 9.6%
	MONEY MARKET FUND - 9.6%
1,894,369	Fidelity Institutional Money Market Funds - Treasury Class I, 0.40% ** (Cost - $1,894,369)			1,894,369

	TOTAL INVESTMENTS - 99.3% (Cost - $19,251,670) (a)			$ 19,471,583
	OTHER ASSETS LESS LIABILITIES - NET - 0.7%			129,609
	NET ASSETS - 100.0%			$ 19,601,192

^ Variable or step coupon security; interest rate shown reflects rate currently in effect.
* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. This security had a fair value of $1,645,969 and 8.4% of net assets.
** Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2017.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $19,252,266 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:		$ 291,491
		Unrealized depreciation:		(72,174)
		Net unrealized appreciation:		$ 219,317
REITS - Real Estate Investment Trust

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of February 28, 2017 in valuing the Funds' investments measured at fair value:
North Star Opportunity Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 55,231,900	$ -	$ -	$ 55,231,900
Preferred Stock	2,913,612	-	-	2,913,612
Corporate Bonds	-	7,267,040	-	7,267,040
Convertible Bonds	-	809,000	-	809,000
Short-Term Investments	10,863,700	-	-	10,863,700
Total	$ 69,009,212	$ 8,076,040	$ -	$ 77,085,252
North Star Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 62,159,332	$ 3,053,814	$ -	$ 65,213,146
Preferred Stock	1,954,906	-	-	1,954,906
Short-Term Investments	4,068,575	-	-	4,068,575
Total	$ 68,182,813	$ 3,053,814	$ -	$ 71,236,627

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017

North Star Micro Cap Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 61,190,659	$ 5,250,315	$ -	$ 66,440,974
Short-Term Investments	11,326,708	-	-	11,326,708
Total	$ 72,517,367	$ 5,250,315	$ -	$ 77,767,682

North Star Bond Fund
Assets *	Level 1	Level 2	Level 3	Total
Preferred Stock	$ 2,460,147	$ -	$ -	$ 2,460,147
Corporate Bonds	-	14,854,419	-	14,854,419
Convertible Bonds	-	252,344	-	252,344
Government & Agency Obligations	-	10,304	-	10,304
Short-Term Investments	1,894,369	-	-	1,894,369
Total	$ 4,354,516	$ 15,117,067	$ -	$ 19,471,583

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the period. It is the funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.
* Refer to the Portfolios of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 4/20/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 4/20/17

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 4/20/17